Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Income from operations	$ 198,841	$ (222,910)	$ 510,404	$ 234,999
Amortization of intangible assets	(46,200)	(58,700)	(146,600)	(176,700)	$ (227,200)
Goodwill impairment	0	(364,248)	0	(364,248)	$ (364,248)
Impairment of non-financial assets	0	(101,027)	0	(101,027)
Loss on disposal of subsidiary undertaking	0	0	(32,947)	0
Operating segments
Segment Reporting [Line Items]
Income from operations	245,085	301,053	689,982	876,965
Amortization of intangible assets	(46,244)	(58,688)	(146,631)	(176,691)
Ireland
Segment Reporting [Line Items]
Income from operations	137,431	164,983	386,311	527,967
Rest of Europe
Segment Reporting [Line Items]
Income from operations	29,156	51,040	95,855	95,861
U.S.
Segment Reporting [Line Items]
Income from operations	63,087	68,182	151,199	208,903
Rest of World
Segment Reporting [Line Items]
Income from operations	$ 15,411	$ 16,848	$ 56,617	$ 44,234